Regulatory Matters	12 Months Ended
Dec. 31, 2011
Deposits/ Regulatory Matters [Abstract]
REGULATORY MATTERS

NOTE 14 – REGULATORY MATTERS

The Corporation is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory—and possibly additional discretionary—actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation must meet specific capital guidelines that involve quantitative measures of the Corporation’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Corporation’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management has determined that, as of December 31, 2011, the Corporation is well capitalized.

To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table. In addition, federal banking regulators have established capital classifications beyond the minimum requirements in order to risk-rate deposit insurance premiums and to provide trigger points for prompt corrective action.

The Corporation’s and the Bank’s actual and required capital amounts and ratios as of December 31 are as follows (dollars in thousands):

	Actual			Adequacy Purposes				Action Provisions
	Amount	Ratio		Amount	Ratio			Amount	Ratio
2011

Total capital to risk weighted assets:
Consolidated	$56,304	12.9	% ≥	$33,314	≥	8.0%		N/A	N/A
mBank	$49,551	11.9	% ≥	$33,309	≥	8.0	% ≥	$41,637	10.0%

Tier 1 capital to risk weighted assets:
Consolidated	$48,398	11.6	% ≥	$16,657	≥	4.0%		N/A	N/A
mBank	$44,346	10.7	% ≥	$16,655	≥	4.0	% ≥	$20,818	6.0%

Tier 1 capital to average assets:
Consolidated	$44,398	10.1	% ≥	$19,205	≥	4.0%		N/A	N/A
mBank	$44,364	9.2	% ≥	$19,196	≥	4.0	% ≥	$23,995	5.0%

2010

Total capital to risk weighted assets:
Consolidated	$49,132	12.6	% ≥	$31,157	≥	8.0%		N/A	N/A
mBank	$43,477	11.2	% ≥	$31,118	≥	8.0	% ≥	$38,897	10.0%

Tier 1 capital to risk weighted assets:
Consolidated	$44,242	11.4	% ≥	$15,579	≥	4.0%		N/A	N/A
mBank	$38,594	9.9	% ≥	$15,559	≥	4.0	% ≥	$23,338	6.0%

Tier 1 capital to average assets:
Consolidated	$44,242	9.3	% ≥	$19,130	≥	4.0%		N/A	N/A
mBank	$38,594	8.1	% ≥	$19,092	≥	4.0	% ≥	$23,865	5.0%

At December 31, 2011, the Bank was not authorized to pay dividends to the Corporation without prior regulatory approval because of a negative retained earnings balance due to cumulative losses.